SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES - Key macroeconomic parameters (Details)		12 Months Ended
	Jul. 01, 2001	Dec. 31, 2021	Dec. 31, 2020
Right of use assets
key macroeconomic parameters
Useful Life Measured as Period of Time, Leases	50 years
Within 1 year | Basic
key macroeconomic parameters
Growth rate of GDP		5.30%	8.83%
Growth Rate of CPI		2.20%	1.33%
Within 1 year | Negative
key macroeconomic parameters
Growth rate of GDP		5.04%	8.39%
Growth Rate of CPI		2.09%	1.26%
Within 1 year | Positive
key macroeconomic parameters
Growth rate of GDP		5.57%	9.27%
Growth Rate of CPI		2.31%	1.40%
Later than one year | Basic
key macroeconomic parameters
Growth rate of GDP		5.00%	5.30%
Growth Rate of CPI		1.60%	2.40%
Later than one year | Negative
key macroeconomic parameters
Growth rate of GDP		4.75%	5.04%
Growth Rate of CPI		1.52%	2.28%
Later than one year | Positive
key macroeconomic parameters
Growth rate of GDP		5.25%	5.57%
Growth Rate of CPI		1.68%	2.52%